GOODWILL - Rollfoward (Details) - Goodwill - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of the year	$ 14,488	$ 8,789
Acquisitions through business combinations	294	5,334
Assets held by subsidiaries disposed during the period	(149)	(36)
Foreign currency translation and other	(532)	401
Balance at end of the year	$ 14,101	$ 14,488